Capital management	12 Months Ended
Sep. 30, 2011
Capital Management [Abstract]
Capital Management Disclosure [Text Block]
21.	Capital management

The Company considers its share capital, share capital purchased for cancellation,and contributed surplus, as capital, which at September 30, 2011 totalled $85,756,552.

The Company manages its capital structure in order to ensure sufficient resources are available to meet day to day operating requirements; to allow it to enhance existing product offerings as well as develop new ones and to have the financial ability to expand the size of its operations by taking on new customers.  In managing its capital structure, the Company takes into consideration various factors, including the seasonality of the market in which it operates the growth of its business and related infrastructure and the upfront cost of taking on new clients.

The Company’s Officers and senior management take full responsibility for managing the Company’s capital and do so through quarterly meetings and regular review of financial information.  The Company’s Board of Directors are responsible for overseeing this process.

Methods used by the Company in previous periods to manage its capital include the issuance of new share capital and warrants which has historically been done through private placements primarily with institutional investors.

The Company is not subject to any externally imposed capital requirements.